Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of significant related parties and their relationships with the company

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

	Year Ended December 31,
	2020	2021	2022

	(In US$ thousands)
Transactions with SINA
Revenue billed through SINA	$41,754	$68,351	$44,962
Revenue from services provided to SINA	20,348	43,170	31,984
Total	$62,102	$111,521	$76,946

Costs and expenses allocated from SINA(1)	$43,011	$38,270	$47,178
Interest income on loans to SINA	$13,458	$17,943	$14,770

Transactions with Alibaba
Advertising and marketing revenues from Alibaba – as an advertiser	$152,000	$139,561	$106,974
Advertising and marketing revenues from Alibaba – as an agent	$36,597	$41,680	$223
Services provided by Alibaba	$52,338	$44,006	$33,745
(1)	Costs and expenses allocated from SINA represented the charges for certain services provided by SINA or SINA’s affiliates and charged to the Group using actual cost allocation based on proportional utilization (Note 1). In addition to the allocated costs and expenses, SINA also billed US$48.3 million,US $48.0 million and US$37.7 million for other costs and expenses incurred by Weibo but paid by SINA for the years ended December 31, 2020, 2021 and 2022, respectively. During the years ended December 31, 2021 and 2022, Weibo allocated US$0.8 million and US$0.6 million to SINA for costs and expenses related to certain of SINA’s activities for which Weibo made the payments, respectively.

Schedule of related party outstanding balance

	As of December 31,
	2021	2022

	(In US$ thousands)
Amount due from SINA(2)	$494,200	$487,117
Payable to SINA for the acquisition of the equity of STC (Note 6)	—	218,402
Accounts receivable due from Alibaba	$89,344	$75,347

Loans to and interest receivable from other related parties(3) (4)
-Company A (an investee providing social and new media marketing services)	2,789	—
-Company B (an investee providing online brokerage services)	211,583	110,000
-Others	5,307	—
Subtotal (included in prepaid expenses and other current assets)	219,679	110,000
-Company C (an investee in real estate business)	480,786	454,912
Subtotal (included in other non-current assets)	480,786	454,912
Total	$700,465	$564,912
(2)	The Group uses amount due from/to SINA to settle balances arising from costs and expenses allocated from SINA based on proportional utilization, other expenditures incurred by Weibo business but paid by SINA, transactions with third-party customers and suppliers settled through SINA, as well as business transactions between Weibo and SINA. As of December 31, 2021 and 2022, the amount due from SINA also included loans to and interest receivable from SINA of US$479.6 million and US$420.4 million at an annual interest rate ranging from 1.0% to 4.5% of maturity within one year, respectively, which are non-trade in nature.
(3)	The annual interest rates of the loans were ranging from 4.0% to 5.5% (interest free for Company A and partial loans to Company C) at both dates. These balances are non-trade in nature. The contractual terms of the loans are within one year while subject to extension and the Group will determine the liquidity (current versus non-current) of the loans pursuant to the expected cash collection. In 2022, several loans were extended and the Group accounted for such extension as loan modification.
(4)	The Group estimates the allowance for credit losses on loans and interest receivables not sharing similar risk characteristic on an individual basis. The key factors considered when determining the above allowances for credit losses include the estimated loan collection schedule, discount rate, and assets and financial performance of the borrowers. For the years ended December 31, 2021 and 2022, the Group recognized nil and US$7.6 million credit losses on loans to and interest receivable from other related parties based on the expected collection schedule of these loans.

SINA
Related party transactions
Schedule of significant related party transactions with the group

	Year Ended December 31,
	2020	2021	2022

	(In US$ thousands)
Transactions with SINA
Advertising and marketing revenues	$48,353	$96,359	$56,206
Value-added services revenues	13,749	15,162	20,740
Total	$62,102	$111,521	$76,946